Label	Element	Value
Royce ISI Prospectus | Royce International Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares

Prospectus Dated May 1, 2017

Royce International Micro-Cap Fund

(to be renamed Royce International Discovery Fund effective February 1, 2018)

The Board of Trustees of The Royce Fund recently approved name and investment policy changes and a contractual investment advisory fee rate reduction for Royce International Micro-Cap Fund, such changes and reduction to become effective as of February 1, 2018. In addition, effective today, James J. Harvey serves as the Fund’s lead portfolio manager; Dilip P. Badlani manages the Fund with him.

The operations of the Fund will not change except as specifically described below.

ROYCE INTERNATIONAL MICRO-CAP FUND

Royce International Micro-Cap Fund will be renamed Royce International Discovery Fund effective February 1, 2018.

Risk/Return [Heading]	rr_RiskReturnHeading	Royce International Micro-Cap Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Effective February 1, 2018, the annual fund operating expense table and the expense example are deleted in their entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective February 1, 2018, the first and second paragraphs in this section are deleted in their entirety and replaced with the following:

Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $5 billion issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce generally focuses on micro-cap companies that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets, other indicators of financial strength, business prospects, and the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $5 billion, and at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $5 billion, and at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective February 1, 2018, the third paragraph in this section is deleted in its entirety and replaced with the following:

The prices of securities with stock market capitalizations up to $5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce ISI Prospectus | Royce International Micro-Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.85%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.10%	[1]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[1],[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.44%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,273

[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate and expense reimbursements.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.44% through April 30, 2019 and at or below 1.99% through April 30, 2028.